Significant Accounting Policies - Additional Information (Detail) $ in Thousands		9 Months Ended		12 Months Ended		55 Months Ended
	May 11, 2016	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
Number of operating segments | Segment				1
Loss from operations		$ (15,841)	$ (12,301)	$ (17,317)	$ (9,823)	$ 14,200
Reverse split of common stock	0.4545
Reverse stock split ratio		On May 11, 2016, the Company effected a 1-for-2.2 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company's convertible preferred stock.
Short-term investments maturity start period		90 days
Short-term investments maturity end period		365 days
Deferred offering costs			$ 1,900	$ 410	$ 1,750	$ 410